Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK ASIAN DRAGON FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2020